Fair Value (Fair Value Of Financial Instruments) (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
SBA servicing assets	$ 396	$ 418	$ 512
Accrued interest receivable	3,298	3,703
Accrued interest payable	434	523
Cash and cash equivalents, Carrying amount	94,192	82,574
Securities held to maturity, Carrying amount	21,515	18,771
SBA loans held for sale, Carrying value	6,937	7,668
Loans, net of allowance for loan losses, Carrying value	565,341	568,576
Federal Home Loan Bank Stock, Carrying value	3,989	4,088
SBA Servicing Assets, Carrying value	396	418
Deposits, Carrying value	648,760	643,971
Borrowed funds and subordinated debenture, Carrying value	90,465	90,465
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash And Cash Equivalents, Estimated fair value	94,192	82,574
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities Held To Maturity, Estimated fair value	22,741	19,879
SBA Loans Held For Sale, Estimated fair value	7,582	8,192
Loans, Net Of Allowance For Loan Losses, Estimated fair value	564,528	572,165
Federal Home Loan Bank Stock, Estimated fair value	3,989	4,088
Accrued interest receivable	3,298	3,703
Deposits, Estimated fair value	650,668	647,281
Borrowed Funds And Subordinated Debentures, Estimated fair value	100,257	102,533
Accrued interest payable	434	523
Securities held to maturity, Carrying amount	21,515	18,771
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
SBA servicing assets	$ 396	$ 418